Transamerica High Yield Bond Investment Strategy - Retail Class [Member] - Transamerica High Yield Bond	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]	The fund's sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the fund's objective by investing, under normal circumstances, at least 80% of the fund's net assets (plus the amount of borrowings, if any, for investment purposes) in high-yield bonds (commonly known as “junk bonds”). The fund normally invests primarily in U.S. securities. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the sub-adviser). The sub-adviser seeks to achieve high returns for the fund while maintaining a reasonable risk profile. The sub-adviser uses a combination of a global “top-down” analysis of the macroeconomic and interest rate environment and proprietary “bottom-up” research of corporate and sovereign debt, stressed and distressed securities, and other debt instruments. In the sub-adviser’s “top-down” approach, the sub-adviser analyzes various fundamental, technical, sentiment, and valuation factors that the sub-adviser believes affect the movement of markets and securities prices worldwide. This “top-down” analysis assists the sub-adviser in analyzing fund risk and allocating assets among sectors, industries, and credit quality categories. In its proprietary “bottom-up” research, the sub-adviser considers various fundamental and other factors, such as creditworthiness and capital structure. The sub-adviser uses this combined “top-down” and “bottom-up” approach to determine asset class, sector, security, yield curve and duration positions for the fund. The sub-adviser’s research analysts also generally integrate environmental, social and governance (“ESG”) matters within their analytical process for high-yield bonds, foreign securities (including emerging markets), investment grade bonds, certain asset-backed securities, private residential mortgage-backed securities, certain preferred equity, privately issued debt securities issued pursuant to Rule 144A or Regulation S and certain cash equivalents (including corporate commercial paper) alongside traditional credit metrics as a risk management tool and as a method to identify financially material ESG factors and arrive at an independent, comprehensive view of the investment. The sub-adviser’s research analysts typically do not consider ESG factors when analyzing other investments, including, but not limited to, investments in certain bank loans, U.S. Treasury and agency mortgage-backed securities, common equity, cash, certain cash equivalent securities, asset-backed commercial paper, repurchase agreements and money market instruments. Consideration of ESG matters is subjective and not determinative in the sub-adviser’s investment process. The sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making investment decisions. The sub-adviser’s research analysts do not take ESG factors into consideration with respect to every investment in the fund. The fund has no maturity or duration requirements or limitations. The fund may invest in foreign securities, including up to 10% of its net assets in emerging market securities. The sub-adviser considers emerging market countries to be those generally classified by major international financial institutions, such as the World Bank, as less economically mature than developed nations. To a lesser extent, the fund may invest in investment grade bonds, bank loans, asset backed and mortgage backed securities, preferred equity securities, common equity securities (received in connection with exchanges or restructurings) and cash equivalents. The fund may also invest in hybrid instruments having both debt and equity characteristics. The fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended.